Restructuring charges	12 Months Ended
Mar. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charges

19.	Restructuring charges

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, which are designed to generate a positive impact on future profitability. These activities include exiting a business or product category, implementing a headcount reduction program, realignment of its manufacturing sites to low-cost areas, utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs), a review of its development and design structure, and the streamlining of its sales and administrative functions. The restructuring activities are generally short term in nature and are generally completed within one year of initiation.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2014	31,844	—	13,916	45,760
Restructuring costs	53,261	17,169	20,259	90,689
Non-cash charges	—	(17,169)	—	(17,169)
Cash payments	(48,787)	—	(19,937)	(68,724)
Adjustments	403	—	(42)	361

Balance at March 31, 2015	36,721	—	14,196	50,917
Restructuring costs	27,401	1,828	7,298	36,527
Non-cash charges	—	(1,828)	—	(1,828)
Cash payments	(40,261)	—	(11,232)	(51,493)
Adjustments	(1,330)	—	1,473	143

Balance at March 31, 2016	22,531	—	11,735	34,266
Restructuring costs	9,854	42,717	7,142	59,713
Non-cash charges	—	(42,717)	—	(42,717)
Cash payments	(19,759)	—	(8,871)	(28,630)
Adjustments	(992)	—	(839)	(1,831)

Balance at March 31, 2017	11,634	—	9,167	20,801

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2015
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	3,800	1,906	5,706	85	5,791
Game & Network Services	520	6,752	7,272	—	7,272
Imaging Products & Solutions	6,586	39	6,625	714	7,339
Home Entertainment & Sound	1,959	1	1,960	—	1,960
Semiconductors	2,930	2,855	5,785	426	6,211
Components	305	906	1,211	—	1,211
Pictures	1,918	—	1,918	—	1,918
Music	1,530	585	2,115	—	2,115
Financial Services	—	—	—	—	—
All Other and Corporate	33,713	24,384	58,097	6,122	64,219

Total	53,261	37,428	90,689	7,347	98,036

	Yen in millions
	Fiscal year ended March 31, 2016
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	17,259	3,669	20,928	710	21,638
Game & Network Services	15	120	135	—	135
Imaging Products & Solutions	78	126	204	—	204
Home Entertainment & Sound	1,181	26	1,207	—	1,207
Semiconductors	(11)	(102)	(113)	—	(113)
Components	1	21	22	—	22
Pictures	1,594	7	1,601	5	1,606
Music	1,501	367	1,868	—	1,868
Financial Services	—	—	—	—	—
All Other and Corporate	5,783	4,892	10,675	1,017	11,692

Total	27,401	9,126	36,527	1,732	38,259

	Yen in millions
	Fiscal year ended March 31, 2017
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	516	172	688	138	826
Game & Network Services	225	6	231	—	231
Imaging Products & Solutions	563	77	640	—	640
Home Entertainment & Sound	68	684	752	—	752
Semiconductors	4	(13)	(9)	—	(9)
Components	922	42,517	43,439	—	43,439
Pictures	2,467	—	2,467	—	2,467
Music	2,116	1,474	3,590	—	3,590
Financial Services	—	—	—	—	—
All Other and Corporate	2,973	4,942	7,915	364	8,279

Total	9,854	49,859	59,713	502	60,215

*	Other associated costs includes non-cash write-downs and disposals, net

Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.

Retirement programs

Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related to the Electronics business and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. The employee termination benefits costs in the above table are included in selling, general and administrative in the consolidated statements of income.

During the fiscal year ended March 31, 2015, Sony substantially completed the activities for optimizing the functions of sales companies and headquarters described above, other than those for the Mobile Communication segment. In the third quarter of the fiscal year ended March 31, 2015, Sony began restructuring plans regarding the Mobile Communication segment to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

During the fiscal year ended March 31, 2016, the restructuring plans regarding the Mobile Communication segment progressed as planned by streamlining business operations, including the closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions described above. This restructuring program was substantially completed before March 31, 2017.

Components

As described in Note 25, as for Components segment, Sony and Murata Manufacturing Co., Ltd. signed a binding definitive agreement to transfer the Sony Group’s battery business to the Murata Group. Sony classified certain assets and liabilities related to the battery business as held for sale and, as a result of the fair value valuation of these assets and liabilities, recorded impairment losses of 42,298 million yen in other operating expense, net in the consolidated statements of income for the fiscal year ended March 31, 2017.

All Other and Corporate

Sony recorded restructuring charges that resulted from exiting the PC business of 19,635 million yen during the fiscal year ended March 31, 2015. The amount above includes costs relating to a reduction in the scale of sales companies resulting from the decision to exit the PC business of 8,278 million yen for the fiscal year ended March 31, 2015. Refer to Note 25.

In an effort to improve the performance of the disc manufacturing business, Sony initiated a number of restructuring activities to reduce its operating costs. These activities resulted in restructuring charges primarily consisting of headcount reductions and the closure and consolidation of manufacturing sites totaling 6,923 million yen for the fiscal year ended March 31, 2015. Refer to Note 13 for the long-lived assets impairments related to the disc manufacturing business other than restructuring charges.

As a result of efforts to optimize the sales and headquarters functions that indirectly support the Electronics businesses, which are described above, Sony recorded restructuring charges primarily consisting of headcount reductions totaling 22,345 million yen and 7,112 million yen during the fiscal years ended March 31, 2015 and 2016. There were no significant restructuring charges for the Electronics businesses during the fiscal year ended March 31, 2017.